EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Effect of potentially dilutive stock outstanding

The effect of potentially dilutive stock outstanding as of June 30, 2013 and 2012 are as follows (in thousands, except per share data):

	Three months ended June 30, 2013			Six months ended June 30, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income (loss) available to common stockholders	$(35,040)	99,833	$(0.35)	$(22,770)	94,918	$(0.24)
Effect of Dilutive Securities
Equity awards	—	—		—	—

Diluted EPS
Net income (loss) available to common stockholders	$(35,040)	99,833	$(0.35)	$(22,770)	94,918	$(0.24)

	Three months ended June 30, 2013			Six months ended June 30, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income (loss) available to common stockholders	$22,973	89,631	$0.26	$26,948	89,611	$0.30
Effect of Dilutive Securities
Equity awards	—	102		—	166

Diluted EPS
Net income (loss) available to common stockholders	$22,973	89,733	$0.26	$26,948	89,777	$0.30

The effect of potentially dilutive stock outstanding for the years ended December 31, 2012, and 2011 are as follows (in thousands, except per share data):

	Year ended December 31, 2012
	(In thousands except for EPS)
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income available to common shareholders	$48,677	89,437	$0.54
Effect of Dilutive Securities
Equity awards	—	166

Diluted EPS
Net income available to common shareholders	$48,677	89,603	$0.54

	Year ended December 31, 2011
	(In thousands except for EPS)
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income available to common shareholders	$93,499	89,383	$1.05
Effect of Dilutive Securities
Equity awards	—	342

Diluted EPS
Net income available to common shareholders	$93,499	89,725	$1.04